Virtus Essential Resources Fund
Virtus Essential Resources Fund
Investment Objective
The fund has an investment objective of capital appreciation.
Fees and Expenses
The tables below illustrate the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Mutual Funds. More information about these and other discounts is available from your financial advisor and under “Sales Charges” on page 219 of the fund’s prospectus and “Alternative Purchase Arrangements” on page 110 of the fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Virtus Essential Resources Fund	Class A	Class C		Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	none		none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	none	1.00%	[1]	none
[1]	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Virtus Essential Resources Fund		Class A	Class C	Class I
Management Fees		1.10%	1.10%	1.10%
Distribution and Shareholder Servicing (12b-1) fees		0.25%	1.00%	none
Other Expenses		2.94%	2.94%	2.94%
Total Annual Fund Operating Expenses		4.29%	5.04%	4.04%
Less: Fee Waiver and/or Expense Reimbursement	[1]	(2.64%)	(2.64%)	(2.64%)
Total Annual Fund Operating Expenses After Expense Reimbursement	[1]	1.65%	2.40%	1.40%
[1]	The fund's investment adviser has contractually agreed to limit the fund's total operating expenses (excluding certain expenses, including dividend and interest expenses, leverage expenses, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses, if any) so that such expenses do not exceed 1.65% for Class A Shares, 2.40% for Class C Shares and 1.40% for Class I Shares through January 31, 2018. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the time such reimbursement occurred.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that the expense reimbursement arrangement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Virtus Essential Resources Fund - USD ($)	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold	733	1,575	2,429	4,616
Class C	Sold	343	1,277	2,310	4,889
Class I	Sold	143	988	1,849	4,076

Expense Example, No Redemption - Virtus Essential Resources Fund - USD ($)	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Held	733	1,575	2,429	4,616
Class C	Held	243	1,277	2,310	4,889
Class I	Held	143	988	1,849	4,076

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund's portfolio turnover rate was 88% of the average value of its portfolio.

Investments, Risks and Performance Principal Investment Strategies
Long-term investment return opportunities are being driven by the need to provide solutions to meet the world's growing need for water, food and energy. The fund focuses on capital appreciation by identifying companies providing solutions to the supply/demand imbalances in each of these themes (water, food, energy) and constructing a portfolio across specific areas of the global natural resource spectrum. Under normal circumstances, the fund will invest at least 80% of its assets in “essential resources” securities. As of the date of this prospectus, the subadviser considers “essential resources” securities to be securities of companies with business operations in or related to activities in one or more of the themes of water, energy solutions and agribusiness, as more fully described below.
The investment strategy begins with the identification of a universe of 140 to 270 stocks for each of the three themes. Each theme is broken down into different sectors. Water: water infrastructure, water technology, water and water waste utilities; Energy Solutions: renewable energy, utilities, energy efficiency; Agribusiness: infrastructure and processing, farmers and producers, raw materials and/or resources (i.e. seeds, fertilizers). Stock selection and sector allocation is an interactive process employing bottom-up fundamental analysis while taking into account top-down influences on individual companies and sectors.
In evaluating stocks, the subadviser applies a rigorous fundamental analysis such as the evaluation of the financials and management quality of a company, analysis of the demand/supply gap and barriers to entry within the continuum of discovery, gathering, production, transportation or consumption of resources or products where the company operates, and analysis of the impact of regulation on a company's operations. Final stock and sector weights are determined based on the bottom up views on the stocks' fundamentals along with top down views of factors impacting the sector.
The assets of the fund will be tactically allocated across the three themes, and the weight assigned to each theme will be determined by the subadviser's medium-term view of the relative return potential of one theme versus the others.
The fund may invest in equity securities of issuers of any capitalization located throughout the world, including countries considered to be developed and in emerging markets.

Principal Risks

The fund may not achieve its objective(s), and it is not intended to be a complete investment program. The value of the fund's investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. Purchase and redemption activities by fund shareholders may impact the management of the fund and its ability to achieve its investment objective(s). The redemption by one or more large shareholders or groups of shareholders of their holdings in the fund could have an adverse impact on the remaining shareholders in the fund including by accelerating the realization of capital gains and increasing the fund's transaction costs. The principal risks of investing in the fund are:

>     Currency Rate Risk.  The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the fund's shares.

>     Emerging Market Investing Risk.  The risk that prices of emerging markets securities will be more volatile, or will be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

>     Equity Securities Risk.  The risk that events negatively affecting issuers, industries or financial markets in which the fund invests will impact the value of the stocks held by the fund and, thus, the value of the fund's shares over short or extended periods. Investments in a particular style or in small or medium-sized companies may enhance that risk.

>     Foreign Investing Risk.  The risk that the prices of foreign securities in the fund's portfolio will be more volatile than those of domestic securities, or will be negatively affected by currency fluctuations, less regulated or liquid securities markets, or economic, political or other developments.

>     Market Volatility Risk.  The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Price changes may be temporary or may last for extended periods.

>     Natural Resources Risk  The risk that the fund's investments in natural resources industries will be significantly affected by events relating to international political and economic developments, energy conservation, the success of exploration projects, commodity prices, taxes and other governmental regulations.

>     Small and Medium Market Capitalization Risk.  The risk that the fund's investments in small and medium market capitalization companies will increase the volatility and risk of loss to the fund, as compared with investments in larger, more established companies.

Performance Information
The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund’s performance from year to year over the life of the fund. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index. Updated performance information is available at virtus.com or by calling 800-243-1574.

Calendar year total returns for Class I Shares
Returns do not reflect sales charges and would be lower if they did. Annual Return (%)

Best Quarter:	Q3/2016:	5.85%	Worst Quarter:	Q4/2016:	-2.02%

Average Annual Total Returns (for the periods ended 12/31/16)
Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
Average Annual Total Returns - Virtus Essential Resources Fund	Label	1 Year	Since Inception	Inception Date
Class I	Return Before Taxes	4.69%	(6.16%)	Mar. 24, 2015
Class I | After Taxes on Distributions	Return After Taxes on Distributions	4.65%	(6.19%)	Mar. 24, 2015
Class I | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	3.01%	(4.50%)	Mar. 24, 2015
Class A	Return Before Taxes	(1.63%)	(9.51%)	Mar. 24, 2015
Class C	Return Before Taxes	3.69%	(7.09%)	Mar. 24, 2015
The S&P Global Natural Resources Index(net)	The S&P Global Natural Resources Index(net) (reflects no deduction of fees, expenses or taxes)	31.45%	(0.03%)	Mar. 24, 2015

The S&P Global Natural Resources Index (net) is a free-float market capitalization index calculated on a total return basis with net dividends reinvested. The index consists of 90 of the largest publicly traded companies in natural resources and commodities businesses that met specific investability requirements, offering investors diversified and investable equity exposure across three primary commodity-related sectors: agribusiness, energy, and metals and mining. The index is unmanaged and not available for direct investment.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.